Risk Management - Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ 23,534,341
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ 15,672,670	14,808,799
Collateral, non-cash		13,348,809
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash		9,844,723
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,825,719	2,492,429
Collateral, non-cash		235,229
Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash		23,428,761
Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash		105,580
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	23,795,548	21,685,269
Maximum Exposure, net amounts	39,950,966
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,991,641	14,133,985
Maximum Exposure, net amounts	22,820,975
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	6,167,671	2,325,447
Maximum Exposure, net amounts	6,167,673
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,636,236	5,225,837
Maximum Exposure, net amounts	2,636,234
Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		308,674
Maximum Exposure, net amounts	3,660,450	3,970,899
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	31,624,882	(1,852,653)
Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	187,455	111,542
Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	606,178
Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,911,038
Collateral, cash		308,674
Maximum Exposure, net amounts	2,980,926	3,674,129
Credit Risk [Member] | Financial derivative contracts [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		6,066,458
Credit Risk [Member] | Financial derivative contracts [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		(4,601,435)
Credit Risk [Member] | Financial derivative contracts [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,036,409
Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	80,554	7,121
Credit Risk [Member] | Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	810,521
On Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	32,121,632
On Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	14,991,641
On Balance Sheet [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	6,167,673
On Balance Sheet [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	2,636,234
On Balance Sheet [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,660,450
On Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	23,795,548
On Balance Sheet [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	187,455
On Balance Sheet [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	606,178
On Balance Sheet [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	2,980,926
On Balance Sheet [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	80,554
On Balance Sheet [member] | Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	810,521
On Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	33,070,575	30,796,948
On Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	15,672,670	14,808,799
On Balance Sheet [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	6,244,971	5,316,753
On Balance Sheet [member] | Gross assets [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,825,719	2,492,429
On Balance Sheet [member] | Gross assets [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,661,101	3,971,810
On Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	24,743,360	22,617,981
On Balance Sheet [member] | Gross assets [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	187,582	111,643
On Balance Sheet [member] | Gross assets [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	606,178	105,580
On Balance Sheet [member] | Gross assets [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,980,926	3,982,803
On Balance Sheet [member] | Gross assets [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	80,907	7,131
On Balance Sheet [member] | Gross assets [member] | Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	810,521
On Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(948,943)	(1,042,895)
On Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(681,029)	(747,617)
On Balance Sheet [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(77,298)	(73,465)
On Balance Sheet [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(189,485)	(220,791)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(651)	(911)
On Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(947,812)	(1,041,873)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(127)	(101)
On Balance Sheet [member] | Allowances for loan losses [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(353)	(10)
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		29,754,053
Maximum Exposure, net amounts		3,970,899
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		14,061,182
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		5,243,288
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,271,638
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		21,576,108
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		111,542
On Balance Sheet [member] | Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		105,580
On Balance Sheet [member] | Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		3,982,803
On Balance Sheet [member] | Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		7,121
Off Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	7,829,334
Off Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	7,829,334
Off Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	7,829,334
Off Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	7,859,923
Off Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	7,859,923
Off Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	7,859,923
Off Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(30,589)
Off Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(30,589)
Off Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ (30,589)
Off Balance Sheet [member] | Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,354,085
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,393,860
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,393,860
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,393,860
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		(39,775)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		(39,775)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ (39,775)